Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2010
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	0.76%
Subsidiaries | Japanese Yen 0.66 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Interest rate	0.66%
Subsidiaries | Japanese Yen 0.94 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Interest rate	0.94%
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	1.30%
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	1.51%
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	1.48%
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	0.49%
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Interest rate	1.31%
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Interest rate	1.05%
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | Thai Baht 4.20 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Interest rate	4.20%
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	4.72%